Reporting Segments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Reporting Segments

Note 4 – Reporting Segments

The information reported by segments is determined by the Bank on the basis of its operating segments (Chile, that includes the New York Branch, and Colombia), which are mainly differentiated by the risks and rewards that affect them.

The reporting segments and the criteria used to inform the highest authority of the Bank on the decision making of the operation are in accordance with what is set forth in IFRS 8 “Operating Segments

a)	Segments

According to the above, the descriptions of each operating segment are as follows:

i) Chile

The Bank’s business activities in Chile take place mainly in the local market. It has strategically aligned its operations into the following five business areas that are directly related to its customers’ needs and the Bank’s strategy: 1) Wholesale Banking (a) Corporate Banking, (b) Large Companies, and (c) Real Estate and Construction; 2) Retail Banking (a) Itaú Private Bank, (b) Itaú Companies, (c) Itaú Personal Bank (d) Itaú and (e) Banco Condell; 3) Treasury; 4) Corporate; and 5) Other Financial Services.

The Bank manages these business areas using a reporting system for internal profitability. The operating results are reviewed regularly by the entity’s highest decision-making authority for operating decisions as one single cash generating unit, to decide about resource allocation for the segment and evaluate its performance.

The Bank did not enter into transactions with a particular customer or third party that exceed 10% of its total revenue in 2018, 2017 and 2016.

ii) Colombia

Colombia has been identified as a separate operating segment based on the business activities. Its operating results are regularly reviewed by the entity’s highest decision-making authority for operating decisions as one single CGU, to decide on the resource allocation for the segment and evaluate its performance. Separate financial information is available for this segment.

The commercial activities of this segment are carried out by Itaú Corpbanca Colombia S.A. and subsidiaries

b)	Geographical information

The segments reported by Itaú Corpbanca, discloses revenue from ordinary activities from external clients:

(i)	attributed to the entity’s country of domicile and

(ii)	Attributed, in aggregate, to all foreign countries where the entity obtains revenue.

When revenue from external customers attributed to a particular foreign country is significant, it is disclosed separately. Pursuant to the foregoing, the Bank operates in two main geographic areas: Chile and Colombia.

Chile segment includes operations carried out by Itaú Corpbanca New York Branch and the Colombia segment includes the operations carried out by Itaú S.A. (Panama) and Itaú Casa de Valores S.A.

The information on interest income and interest expenses for the years ended December 31, 2018, 2017 and 2016 of the aforementioned geographic areas is presented below:

	2018			2017			2016
	Chile	Colombia	Total	Chile	Colombia		Chile	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interest income	1,208,481	530,836	1,739,317	1,067,124	579,205	1,646,329	1,013,951	495,252	1,509,203
Interest expense	(593,796)	(257,858)	(851,654)	(529,584)	(333,763)	(863,347)	(554,246)	(315,782)	(870,028)

Net interest income	614,685	272,978	887,663	537,540	245,442	782,982	459,705	179,470	639,175

c)	Information on assets, liabilities and income

Segment information on assets and liabilities is presented as of December 31, 2018 and 2017.

c.1 Assets and Liabilities

	As of December 31, 2018
	Chile	Colombia	Total
	MCh$	MCh$	MCh$
Cash and deposits in banks	483,416	504,264	987,680
Cash items in process of collection	318,433	225	318,658
Financial instruments at fair value through profit or loss	54,162	42,781	96,943
Financial instruments at fair value through other comprehensive income	1,594,955	1,062,199	2,657,154
Loans and accounts receivable at amortized cost and interbank loans	16,616,358	4,439,256	21,055,614
Financial instruments at amortized cost	122,385	76,538	198,923
Investments under resale agreements	91,510	17,957	109,467
Financial derivative contracts	1,266,218	102,739	1,368,957
Intangible assets	1,432,529	138,435	1,570,964
Property, plant, and equipment	78,430	17,134	95,564
Current taxes	70,255	52,874	123,129
Deferred taxes	151,194	27,492	178,686
Other assets	378,691	123,106	501,797
Other non-current assets held for sale	59,802	—	59,802

TOTAL ASSETS	22,718,338	6,605,000	29,323,338

	As of December 31, 2018
	Chile	Colombia	Total
	MCh$	MCh$	MCh$
LIABILITIES
Deposits and other demand liabilities	2,463,722	1,836,753	4,300,475
Cash in process of being cleared	247,165	—	247,165
Obligations under repurchase agreements	370,623	644,991	1,015,614
Time deposits and other time liabilities	8,104,729	2,016,382	10,121,111
Financial derivative contracts	1,035,394	77,412	1,112,806
Interbank borrowings	1,602,125	725,598	2,327,723
Debt instruments issued	5,445,000	565,124	6,010,124
Other financial liabilities	12,400	—	12,400
Current taxes	528	663	1,191
Deferred taxes	—	471	471
Provisions	140,663	74,240	214,903
Other liabilities	471,672	50,123	521,795
Liabilities directly associated with non-current assets held for sale	—	—	—

TOTAL LIABILITIES	19,894,021	5,991,757	25,885,778

			As of December 31, 2017
	Note		Chile	Colombia	Total
			MCh$	MCh$	MCh$
Cash and deposits in banks			609,279	354,751	964,030
Cash items in process of collection			155,950	1,067	157,017
Investments under resale agreements			2,292	26,232	28,524
Financial derivative contracts			1,158,002	90,773	1,248,775
Trading investments			25,652	389,409	415,061
Loans and accounts receivable from customers, net and interbank loans			15,599,269	4,234,886	19,834,155
Available for sale instruments			1,937,909	725,569	2,663,478
Held to maturity investments			95,652	106,378	202,030
Intangible assets			1,378,942	183,712	1,562,654
Property, plant, and equipment			82,481	48,098	130,579
Current taxes			202,093	36,359	238,452
Deferred taxes			140,685	—	140,685
Other assets			348,717	80,308	429,025
Other non-current assets held for sale			18,308	—	18,308

TOTAL ASSETS			21,755,231	6,277,542	28,032,773

			As of December 31, 2017
	Note		Chile	Colombia	Total
			MCh$	MCh$	MCh$
LIABILITIES
Deposits and other demand liabilities	16		2,399,159	1,742,508	4,141,667
Cash in process of being cleared	5b	)	109,496	—	109,496
Obligations under repurchase agreements	7		44,264	376,656	420,920
Time deposits and other time liabilities	16		7,868,572	2,196,671	10,065,243
Financial derivative contracts	8		1,036,024	59,130	1,095,154
Interbank borrowings	17		1,545,143	650,987	2,196,130
Debt instruments issued	18		5,484,562	465,476	5,950,038
Other financial liabilities	18		16,255	811	17,066
Current taxes	14		624	—	624
Deferred taxes	14		53	26,301	26,354
Provisions	19		61,038	56,851	117,889
Other liabilities	20		399,760	63,675	463,435
Liabilities directly associated with non-current assets held for sale	20		—	—	—

TOTAL LIABILITIES			18,964,950	5,639,066	24,604,016

(*)	This includes goodwill generated in business combinations between Itaú Chile and Corpbanca totaling MCh$1,135,392 as of December 31, 2018 (MCh$1,126,663 in 2017).

c.2 Income for the years ended December 31, 2018, 2017, and 2016

	2018			2017			2016
	Chile	Colombia	Total	Chile	Colombia	Total	Chile	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Net interest income	591,575	296,088	887,663	537,540	245,442	782,982	459,705	179,470	639,175
Net fee and commission income	149,673	36,456	186,129	135,624	41,947	177,571	112,147	38,649	150,796
Net income from financial operations	128,264	44,491	172,755	(49,615)	57,883	8,268	38,642	74,310	112,952
Net foreign exchange gain (loss)	5,726	(23,691)	(17,965)	34,661	11,504	46,165	(26,744)	(22,104)	(48,848)
Other operating income	14,337	12,319	26,656	33,398	8,134	41,532	9,058	10,389	19,447
Provision for loan losses	(127,804)	(151,994)	(279,798)	(169,233)	(146,184)	(315,417)	(146,812)	(99,178)	(245,990)

NET OPERATING PROFIT	761,771	213,669	(975,440)	522,375	218,726	741,101	445,996	181,536	627,532

Depreciation and amortization	(53,544)	(33,273)	(86,817)	(51,213)	(30,632)	(81,845)	(40,610)	(23,082)	(63,692)
Operating expenses (*)	(442,943)	(211,767)	(654,710)	(424,733)	(224,569)	(649,302)	(397,060)	(155,875)	(552,935)

OPERATING INCOME	265,284	(31,371)	233,913	46,429	(36,475)	9,954	8,326	2,579	10,905

Income taxes	(85,269)	18,210	(67,059)	31,188	21,683	52,871	(84)	3,652	3,568
Income from discontinued operations	—	—	—	—	—	—	(504)	—	(504)

CONSOLIDATED INCOME FOR THE YEAR	180,015	(13,161)	166,854	77,617	(14,792)	62,825	7,738	6,231	13,969

(*) Includes personnel salaries and expenses, administrative expenses, impairment, and other operating expenses